UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Pistol
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:


         /s/ Stuart Pistol             Short Hills, NJ           8/14/07
         ------------------            ---------------           -------
         [Signature]                    [City, State]              Date

Report Type (Check only one.):

[ X ]    13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                                       ---

Form 13F Information Table Entry Total:                73
                                                       ---

Form 13F Information Table Value Total:           $649,218
                                                  --------
                                                 (thousands)

List of Other Included Managers    NONE

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

             COLUMN 1             COLUMN 2     COLUMN 3    COLUMN 4            COLUMN 5     COLUMN 6   COLUMN 7    COLUMN 8
             --------             --------     --------    --------            --------     --------   --------    --------
                                                                                            INVEST-
                                                                                             MENT
                                   TITLE                  VALUE      SHRS OR    SH/   PUT/  DISCRE-  OTHER       VOTING AUTHORITY
          NAME OF ISSUER         OF CLASS      CUSIP     (x$1000)    PRN AMT    PRN   CALL   TION   MANAGERS   SOLE  SHARED   NONE
          --------------         --------      -----     --------    -------    ---   ----   ----   --------   ----  ------   ----

Abington Community Bancorp Inc.     COM      00350R106     3,820      400,000    SH           SOLE            400,000
Allied World Assur Hldg Ltd.        SHS      G0219G203    10,214      199,297    SH           SOLE            199,297
Adaptec Inc.                        COM      00651F108     1,905      500,000    SH           SOLE            500,000
Altria Group Inc.                   COM      02209S103     7,014      100,000    SH           SOLE            100,000
American Greetings Corp.            CL A     026375105    26,347      930,000    SH           SOLE            930,000
American International Group, Inc.  COM      026874107    30,813      440,000    SH           SOLE            440,000
American Standard Companies Inc.    COM      029712106    32,734      555,000    SH           SOLE            555,000
Arkansas Best Corp.                 COM      040790107     9,665      248,000    SH           SOLE            248,000
Armstrong World Inds Inc.           COM      04247X102     5,797      115,600    SH           SOLE            115,600
Astoria Financial Corp              COM      046265104     5,133      205,000    SH           SOLE            205,000
Autoliv Inc.                        COM      052800109     3,128       55,000    SH           SOLE             55,000
BKF Cap Group Inc.                  COM      05548G102       870      376,700    SH           SOLE            376,700
BNCCORP Inc.                        COM      055936108     2,697      147,050    SH           SOLE            147,050
Bancorp Rhode Island, Inc.          COM      059690107     2,566       67,300    SH           SOLE             67,300
Benjamin Franklin Bancorp Inc.      COM      082073107     1,378      100,000    SH           SOLE            100,000
Boardwalk Bancorp Inc.              COM      09661Q103     2,800      160,000    SH           SOLE            160,000
Bristol Myers Squibb Co.            COM      110122108     7,101      225,000    SH           SOLE            225,000
Comcast Corp. New                   CL A     20030N200     4,194      150,000    SH           SOLE            150,000
                                    SPL
ConocoPhillips                      COM      20825C104    16,093      205,000    SH           SOLE            205,000
Conseco Inc                         COM      208464883    24,739    1,184,262    SH           SOLE          1,184,262
                                    NEW
Dearborn Bancorp Inc.               COM      24242R108     3,680      217,100    SH           SOLE            217,100
Delta Air Lines Inc Del             COM      247361702    17,685      897,727    SH           SOLE            897,727
                                    NEW
Diamond Offshore Drilling, Inc.     COM      25271C102    12,187      120,000    SH           SOLE            120,000
Dow Jones & Co Inc.                 COM      260561105    34,470      600,000    SH           SOLE            600,000
Duckwall-Alco Stores, Inc.          COM      264142100     6,559      175,556    SH           SOLE            175,556
Emmis Communications Corp           CL A     291525103     5,625      610,700    SH           SOLE            610,700
Encore Capital Group, Inc.          COM      292554102     5,584      447,400    SH           SOLE            447,400
Enstar Group Ltd.                   SHS      G3075P101    12,519      103,715    SH           SOLE            103,715
Farmer Bros Co.                     COM      307675108     6,662      294,405    SH           SOLE            294,405
Finish Line Inc                     CL A     317923100       392       43,000    SH           SOLE             43,000
Florida East Coast Industries Inc.  COM      340632108    11,999      144,600    SH           SOLE            144,600
Flushing Financial Corp.            COM      343873105     3,212      200,000    SH           SOLE            200,000
Franklin Bank Corp. DEL             COM      352451108     5,120      343,600    SH           SOLE            343,600
Freedom Acquisition Holdings Inc.   COM      35645F103     2,642      240,000    SH           SOLE            240,000
Freedom Acquisition Holdings Inc.   W EXP    35645F111       813      250,000    SH           SOLE            250,000
                                 12/28/11
GAMCO Investors Inc.                COM      361438104    11,916      212,600    SH           SOLE            212,600
Gencorp Inc.                        COM      368682100     4,244      324,700    SH           SOLE            324,700
Goodrich Corp.                      COM      382388106     5,956      100,000    SH           SOLE            100,000
Goodyear Tire & Rubber Co           COM      382550101    20,856      600,000    SH           SOLE            600,000
Harrington West Finl Group Inc      COM      41383L104       948       60,000    SH           SOLE             60,000
Hearst-Argyle Television, Inc.      COM      422317107       812       33,700    SH           SOLE             33,700
Hudson City Bancorp                 COM      443683107    19,552    1,600,000    SH           SOLE          1,600,000
Johnson Outdoors Inc.               CL A     479167108     7,095      351,400    SH           SOLE            351,400
Kaiser Aluminum Corp.             COM PAR    483007704     7,660      105,100    SH           SOLE            105,100
                                  $0.01
Keweenaw Land Association Ltd.      COM      493026108     2,620       11,855    SH           SOLE             11,855
Lamson & Sessions Co.               COM      513696104     5,981      225,100    SH           SOLE            225,100
Liberty Media Holding Corp          CAP      53071M302     6,237       53,000    SH           SOLE             53,000
                                    COM
                                    SER A
Limited Brands, Inc.                COM      532716107    13,725      500,000    SH           SOLE            500,000
MVC Capital Inc.                    COM      553829102    18,804      999,700    SH           SOLE            999,700
McClatchy Co                        CL A     579489105    13,138      519,074    SH           SOLE            519,074
Movie Star Inc.                     COM      624591103       251       96,700    SH           SOLE             96,700
Northwest Bancorp Inc PA            COM      667328108       366       14,000    SH           SOLE             14,000
NorthWestern Corp.                  COM      668074305     6,044      190,000    SH           SOLE            190,000
                                    NEW
Oglebay Norton Co.                  COM      677007205     9,873      402,995    SH           SOLE            402,995
OneBeacon Insurance Group Ltd.      CL A     G67742109     5,699      225,000    SH           SOLE            225,000
PNC Financial Services Group Inc.   COM      693475105    12,884      180,000    SH           SOLE            180,000
Peapack-Gladstone Financial Corp.   COM      704699107     5,222      192,900    SH           SOLE            192,900
Pfizer Inc.                         COM      717081103     8,566      335,000    SH           SOLE            335,000
Presidential Life Corp.             COM      740884101       242       12,300    SH           SOLE             12,300
Prudential Bancorp Inc. PA          COM      744319104     2,643      196,500    SH           SOLE            196,500
Republic First Bancorp, Inc.        COM      760416107     1,489      155,100    SH           SOLE            155,100
Rome Bancorp Inc. New               COM      77587P103       491       40,000    SH           SOLE             40,000
SLM Corp.                           COM      78442P106    12,380      215,000    SH           SOLE            215,000
Sears Holdings Corp.                COM      812350106    41,710      246,077    SH           SOLE            246,077
Sony Corp                           ADR      835699307     5,137      100,000    SH           SOLE            100,000
                                    NEW
State Bancorp Inc N.Y.              COM      855716106     1,340       80,000    SH           SOLE             80,000
Time Warner Inc.                    COM      887317105    13,466      640,000    SH           SOLE            640,000
Time Warner Cable Inc.              CL A     88732J108     1,656       42,281    SH           SOLE             42,281
TYCO International Ltd. New         COM      902124106    36,493    1,080,000    SH           SOLE          1,080,000
UnionBanCal Corp.                   COM      908906100     5,319       89,100    SH           SOLE             89,100
Unitrin Inc.                        COM      913275103     2,016       41,000    SH           SOLE             41,000
Warwick Valley Tel Co               COM      936750108     1,443      111,002    SH           SOLE            111,002
White Mtns Ins Group Ltd.           COM      G9618E107     6,787       11,200    SH           SOLE             11,200
